Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Event
QVC declared and paid dividends to Liberty in the amount of $108 million subsequent to December 31, 2013 and on or prior to March 3, 2014 (the date that QVC filed its Form 10-K for the year-ended December 31, 2013).